CAPITAL MANAGEMENT AND FINANCIAL RISK (Details) - CAD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Capital Management Details Abstract
Cash and cash equivalents		$ 23,207	[1]	$ 3,636	[1]	$ 15,894
Investments in debt instruments (note 10)		0		37,807		$ 0
Debt obligations-current (note 17)	[2]	0		0
Net cash		$ 23,207		$ 41,443

[1]	Category B=Financial assets at amortized cost.
[2]	Category C=Financial liabilities at amortized cost.